Document and Entity Information Document	Dec. 01, 2021
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Dec. 01, 2021
Document Period End Date	Dec. 01, 2021
Amendment Flag	false
Entity Registrant Name	Dakota Territory Resource Corp.
Entity Address, Address Line One	141 Glendale Drive
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
Entity Incorporation, State Country Name	NV
City Area Code	605
Local Phone Number	717-2450
Entity File Number	000-50191
Entity Central Index Key	0001182737
Entity Emerging Growth Company	false
Entity Tax Identification Number	80-0942566
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false